Subsequent Events (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended
	Dec. 17, 2013	Sep. 24, 2013	Nov. 30, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Dec. 17, 2014	Dec. 19, 2014	Nov. 07, 2014	Dec. 05, 2014	Dec. 30, 2014 Integer	Nov. 20, 2014	Sep. 22, 2014	Dec. 31, 2013	Jul. 16, 2013	Oct. 20, 2014 Integer	Oct. 22, 2014 Integer	Oct. 16, 2014
Senior Notes					$ 65,000	$ 65,000							$ 65,000
Common stock, par value					$ 0.01	$ 0.01								$ 0.01	$ 0.01
Proceeds from issuance of common stock	284,018	288,822	291,000	243,123	42,345
Scorpio Services Holding Limited
Proceeds from issuance of common stock						500
Subsequent Event [Member]
Estimated reduction in future cash obligations							120,000
Subsequent Event [Member] | Kamsarmax Vessels | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Loss on disposal of newbuilding contract								(3,000)
Agreement to sell Kamsarmax vessel								30,700
Subsequent Event [Member] | $411,264 Credit Facility
Maximum loan agreement amount																411,264
Maximum finance available of contract price (as a percentage)																60.00%
Number of vessels to be delivered																12
Subsequent Event [Member] | $42,000 Credit Facility from European financial institution
Maximum loan agreement amount																	42,000
Maximum finance available of contract price (as a percentage)																	60.00%
Number of vessels to be delivered																	2
Subsequent Event [Member] | $39,600 Credit Facility from ABN AMRO Bank
Maximum loan agreement amount									39,600
Maximum finance available of contract price (as a percentage)									60.00%
Number of vessels to be delivered									2
Subsequent Event [Member] | $39,600 Credit Facility from ABN AMRO Bank | Kamsarmax
Delivery date of vessel									Q3 2015
Maturity period of tranches									10 years
Subsequent Event [Member] | $39,600 Credit Facility from ABN AMRO Bank | Kamsarmax
Delivery date of vessel									Q1 2016
Maturity period of tranches									10 years
Subsequent Event [Member] | $234,900 Credit Facility from ABN AMRO Bank
Maximum loan agreement amount										234,900
Maximum finance available of contract price (as a percentage)										60.00%
Number of vessels to be delivered										7
Subsequent Event [Member] | $234,900 Credit Facility from ABN AMRO Bank | Capesize
Delivery date of vessel										Q1 2015
Subsequent Event [Member] | $234,900 Credit Facility from ABN AMRO Bank | Capesize
Delivery date of vessel										Q2 2016
Subsequent Event [Member] | $408,976 Credit Facility
Maximum loan agreement amount											408,976
Maximum finance available of contract price (as a percentage)											55.00%
Number of vessels to be delivered											20
Maximum Credit Facility Term											6 years
Debt Instrument, Description of Variable Rate Basis											3.00%
Subsequent Event [Member] | $408,976 Credit Facility | Kamsarmax Vessels
Number of vessels to be delivered											9
Subsequent Event [Member] | $408,976 Credit Facility | Ultramax Vessels
Number of vessels to be delivered											6
Subsequent Event [Member] | $408,976 Credit Facility | Capesize [Member]
Number of vessels to be delivered											5
Subsequent Event [Member] | UnderwritersMember
Senior Notes issued																		8,625
Issue price per note																		$ 25
Senior Notes																		73,625
Subsequent Event [Member] | Private Placement [Member]
Common shares issued in private placement												40,000,000
Common stock, par value												$ 0.01
Proceeds from issuance of common stock												150,000
Subsequent Event [Member] | Scorpio Tankers Inc
Sale price of each LR2 Newbuilding contract							51,000
Number of LR2 newbuilding contract							4
Loss on disposal of newbuilding contract							(41,000)
Subsequent Event [Member] | Scorpio Tankers Inc | Options
Sale price of each LR2 Newbuilding contract							52,500
Number of option contract							2
Loss on disposal of newbuilding contract							(14,000)
Subsequent Event [Member] | Scorpio Services Holding Limited | Private Placement [Member]
Common shares issued in private placement												4,000,000
Proceeds from issuance of common stock												$ 15,000